Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,167,723.77
Previously Paid Amount	0.00
Total Fee Amount	5,132.86
Total Offset Amount	5,132.86
Net Fee	$ 0.00